Mar. 10, 2023
Supplement dated March 10, 2023 to the Prospectus dated August 10, 2022 for the following series of the Trust: Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Mar/Sep
Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Mar/Sep

The below tables replace the corresponding tables included in the “Fund Summaries” section of the prospectus for the Fund:

Milliman 6-Month Buffered S&P 500 with Trigger Outcome Fund - Mar/Sep

Share Class	Trigger Rate (As of March 10, 2023)
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	7.92%	7.38%

Share Class	Buffer
	Prior to Taking into Account Fund Fees and Expenses	After Taking into Account Fund Fees and Expenses
Class 3	10%	9.51%

Investors should retain this supplement for future reference.